       Important Information


[LOGO] John Hancock/R/
       FINANCIAL SERVICES                                        August 9, 2002

Dear Contract or Certificate Owner:

   I am writing to ask for your vote on important matters concerning your investment in certain funds within your John Hancock variable annuity or variable life insurance contract.

   The funds' trustees are proposing to merge the International Opportunities B Fund, formerly the "International Equity" Fund (the "Acquired Fund"), of John Hancock Variable Series Trust I into a very similar fund named the International Opportunities Fund (the "Acquiring Fund"). The proposal is described in the enclosed proxy materials and summarized in the questions and answers on the following pages.

   The Board of Trustees considered the following matters, among others, in approving the proposal:

    . The main purpose of combining the funds is to enable them to be managed more effectively and efficiently. In particular, the Acquired Fund has not grown large enough to be operated as economically and as effectively as is desirable on a long-term basis, and the Acquired Fund does not have prospects for improving its growth on a long-term basis.

    . The combination of the Acquired Fund and the Acquiring Fund will not result in any increase in the total fees and other expenses to be borne by any shareholder. In fact, on a continuing basis, shareholders can expect to benefit from lower overall expenses than if the two funds remained separate. Combining the funds will not result in any dilution of the value of your interest or that of any shareholder of either fund.

    . The investment objectives and policies of the funds to be combined are the same.

    . Both Funds are currently managed in the same way by the same sub-investment adviser.

   The fund merger proposal has been unanimously approved by the Funds' Board of Trustees, who believe the merger will benefit you. This includes all of the trustees who are independent of John Hancock. The enclosed proxy statement contains further explanation and important details of the reorganization, which I strongly encourage you to read before voting.

YOUR VOTE MAKES A DIFFERENCE!

   No matter what size your investment may be, your vote is important. Please read the enclosed materials, and complete, sign and return the enclosed proxy ballot(s) to us immediately. Your prompt response will help avoid the need for additional mailings. For your convenience, we have provided a postage-paid envelope. If you have any questions or need additional information, please contact your Investment Professional or call a John Hancock Service Representative at 1-800-576-2227, Monday through Friday between 8:00 A.M. and 7:00 P.M. Eastern Time. I thank you for your prompt vote on this matter.

                            Sincerely,
                            /s/ Michele G. Van Leer
                            Michele G. Van Leer
                            Chairman

   Insurance products are issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company* (*not licensed in New York), Boston, MA 02117. Securities products are distributed by Signator Investors, Inc., Member NASD, SIPC.

                                    [GRAPHIC]



Q:  What are the changes being proposed?

A: Generally, this proposal would merge two funds to create a single combined fund which will have significantly more assets and the resulting benefits of lower advisory fees, increased diversification and economies of scale and the opportunity for enhanced future growth.

Q: Will this change affect the value of my contract? Will there be any tax implications?

A: No. There will be no impact on the value of your investment in your variable life insurance or variable annuity contract and there are no tax implications (no Form 1099R will be generated).

Q: Will the transfer count towards the 12 free transfers allowed per contract year?

A: No, the merger transfer will be free and it will not count toward your allowable 12 free transfers per year.

Q: What if I do not want any units of the International Opportunities B Fund transferred to the proposed Acquiring Fund?

A: Prior to the merger, you may contact an Annuity or Life Service Representative at 1-800-576-2227, Monday through Friday between 8:00
    A.M. - 7:00 P.M. Eastern Time and request a transfer to another investment option or to the Fixed Account (if available in your state). Please consult your Investment Professional prior to reallocating your assets.

Q:  How do I vote?

A:  Follow two simple steps:
    STEP 1: First, read the accompanying proxy statement and prospectus.
    STEP 2: Second, complete the enclosed voting card and return it in the enclosed postage-paid envelope. If you have more than one card, you need to complete, sign and mail each one.

Q:  Does my vote make a difference?

A: Whether you are a large or small investor, your vote is important, and we urge you to participate in this process to ensure that John Hancock represents your wishes when it casts votes at the shareholder meeting. The Funds' Board voted unanimously to recommend this proposal, and your approval is needed to implement this proposal.

                      INTERNATIONAL OPPORTUNITIES B FUND*

                         a Separate Investment Fund of
                     JOHN HANCOCK VARIABLE SERIES TRUST I

                             197 Clarendon Street
                               Boston, MA 02117
                       TOLL FREE NUMBER: 1-800-576-2227

                       NOTICE OF MEETING OF SHAREHOLDERS
                       SCHEDULED FOR SEPTEMBER 25, 2002

   This is the formal agenda for the Fund's shareholders meeting. It tells what matters will be voted on and the time and place of the meeting. You are receiving this notice because you own a variable annuity or variable life insurance contract or certificate that was participating in the International Opportunities B Fund as of the record date for the meeting. The insurance company that issued your contract or certificate will vote the Fund shares attributable to your contract or certificate in accordance with your instructions.

   To the shareholders of the International Opportunities B Fund:

   A shareholders meeting for your Fund will be held at 197 Clarendon Street, Boston, Massachusetts on Wednesday, September 25, 2002 at 11:00 A.M., Eastern Time, to consider the following:

    1. A proposal to combine the International Opportunities B Fund with the International Opportunities Fund of John Hancock Variable Series Trust
       I. Shareholders in the International Opportunities B Fund would receive International Opportunities Fund shares having the same value as their prior International Opportunities B Fund shares. The Funds' Board of Trustees recommends that shareholders vote FOR this proposal.

    2. Any other business that may properly come before the meeting.

   Shareholders of record as of the close of business on July 25, 2002 are entitled to vote at the meeting and any related follow-up meetings (adjournments).

   Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card (voting instruction card). If contract and certificate owners do not return their proxies in sufficient numbers, your Fund could incur the cost of extra solicitations.

                            By order of the Board of Trustees,
                            /s/ Michele G. Van Leer
                            Michele G. Van Leer
                            Chairman, Board of Trustees
August 9, 2002
--------
* Known as the International Equity Fund prior to May 1, 2002.

                      INTERNATIONAL OPPORTUNITIES B FUND*
                             (the "Acquired Fund")
                                      and
                       INTERNATIONAL OPPORTUNITIES FUND
                            (the "Acquiring Fund" )

                      Each a separate investment fund of
                     JOHN HANCOCK VARIABLE SERIES TRUST I

                    197 Clarendon Street, Boston, MA 02117
                       Toll free number: 1-800-576-2227

                    COMBINED PROXY STATEMENT AND PROSPECTUS
                             Dated: August 9, 2002

   This combined Proxy Statement and Prospectus is being furnished to you in connection with a Special Meeting of Shareholders of the "Acquired Fund" (i.e., International Opportunities B Fund). The meeting is for the purpose of approving a proposed combination of the Acquired Fund with the "Acquiring Fund" (i.e., International Opportunities Fund).

   Shareholders in the Acquired Fund on the record date of the meeting can vote on the proposal.

   This Proxy Statement and Prospectus contains information a shareholder of the Acquired Fund should know before voting. Please read it and retain it for future reference.

   How to Get More Information:

   The Trust is a series-type open-end management investment company, and has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information, dated August 9, 2002, relating to the proposed combination of the Acquired and Acquiring Funds (SEC File No. 333-91686. The Statement of Additional Information is incorporated by reference into this Proxy Statement and Prospectus. A prospectus for the Acquired Fund, dated May 1, 2002, (the "Acquired Fund Prospectus") also is on file with the SEC and is incorporated into this Proxy Statement and Prospectus by reference (SEC File No. 033-02081). You can request a free copy of either of these documents, using the address or toll-free number shown above.

   The SEC maintains a web site at http://www.sec.gov where you can find the prospectus and statement of additional information mentioned above and other information about the Acquired and Acquiring Funds.
--------
* Known as the International Equity Fund prior to May 1, 2002.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT AND PROSPECTUS, AND HAS NOT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           Contents of This Proxy Statement and Prospectus           Page No.
           -----------------------------------------------           --------
   Synoposis of the Proposed Combination............................     3
   Board Consideration of the Combination...........................     6
   Reasons for Combining the Funds..................................     7
   Further Comparison of the Acquiring Fund and the Acquired Fund...     9
   Voting Procedures and Conduct of the Shareholders' Meeting.......    11
   Capitalization of the Funds......................................    13
   Distribution of Fund Shares......................................    13
   Net Asset and Share Valuations...................................    14
   Agreement and Plan of Reorganization.............................    14
   Information Filed with the Securities and Exchange Commission....    14
   Appendix A--Basic Information About the Acquiring Fund...........   A-1
   Appendix B--Performance Information Pertaining to the
     Acquiring Fund.................................................   B-1
   Appendix C--Share Ownership Information..........................   C-1

                              PROPOSAL TO COMBINE
         INTERNATIONAL OPPORTUNITIES B FUND (the "Acquired Fund") AND
            INTERNATIONAL OPPORTUNITIES FUND (the "Acquiring Fund")

                     SYNOPSIS OF THE PROPOSED COMBINATION

   The International Opportunities B Fund (the "Acquired Fund") and the International Opportunities Fund (the "Acquiring Fund") are very similar Funds:

    . Each is a separate investment fund of John Hancock Variable Series Trust I (the "Trust"), which is a Massachusetts Business Trust;

    .  Each shares the same investment goals, policies and strategies;

    . Each has the same investment adviser and (for day-to-day portfolio management) the same sub-adviser, who manages the Funds in substantially the same manner; and

    . Each is subject to substantially the same risks. These include primarily additional risks involved in investments in foreign securities, including potentially inadequate or inaccurate financial information and economic, social, or political instability, lack of liquidity, foreign ownership limits and restrictions on removing currency; the significantly higher degree of foreign risk associated with investments in emerging market countries; the risk that the value of the Fund's assets may fall (as well as rise) due to changes in securities market conditions; the risk that the Funds' portfolio managers will be unsuccessful in making investment decisions that achieve their intended results; and the risk that the "large/mid cap"oriented equity investments that the Funds focus on will fall out of favor and underperform other types of securities. Investments in certain "derivative" instruments and initial public offerings are a secondary risk of the Funds. (Please refer to the material for the International Opportunities Fund in Appendix A at the end of this Proxy Statement and Prospectus for additional information about these risk factors, which are substantially the same for both Funds.)

   Because these two Funds are so similar, the main purpose of combining them is to enable the Funds to be managed more effectively and efficiently. In particular, the Acquired Fund has not grown large enough to be operated as effectively and efficiently as is desirable on a long-term basis. Nor does the Acquired Fund have prospects for increased growth for the foreseeable future.

   The combination of the Acquired Fund and the Acquiring Fund will not result in any increase in the total fees and expenses borne by any shareholder. In fact, shareholders can expect to benefit from lower levels of fees and expenses than if the two Funds remained separate. Combining the Funds will not result in any dilution of the value of your interest or that of any shareholder of either Fund.

Fees and Expenses

   The following table shows each Fund's fees and expenses for the twelve months ended December 31, 2001, as well as on a "pro-forma" basis as if the combination had occurred at the beginning of that period.

                              International   International     Pro-Forma of
                             Opportunities B  Opportunities  Combined Acquired
                             Fund (Acquired  Fund (Acquiring Fund and Acquiring
  Type of Fee or Expense(1)       Fund)           Fund)             Fund
  -------------------------  --------------- --------------- ------------------
 Sales Charge Imposed on
   Purchases................       N/A             N/A               N/A
 Deferred Sales Charge......       N/A             N/A               N/A
 Sales Charge Imposed on
   Reinvested Dividends.....       N/A             N/A               N/A
 Redemption Fee.............       N/A             N/A               N/A
 Exchange Fee...............       N/A             N/A               N/A
 Maximum Account Fee........       N/A             N/A               N/A
 Distribution or Service
   (12b-1) Fees(4)..........       N/A             N/A               N/A
 Investment Management Fees.      1.20%(2)        1.14%(2)          1.12%
 Other Expenses (Before
   Reimbursement(4))........       .21%(3)         .25%(3)           .23%
 Total Annual Fund Operating
   Expenses (Before
   Reimbursement(4))........      1.41%(2)        1.39%(3)          1.35%
 Reimbursement from
   Investment Manager(4)....       .11%            .15%              .13%
 Total Annual Fund Operating
   Expenses (After
   Reimbursement(4))........      1.30%(2)        1.24%(3)          1.22%

--------
(1) The fees and expenses shown are expressed as an annual percentage of the Fund's average daily net assets.
(2) Restated to reflect a .20% investment management fee increase effective as of October 1, 2001.
(3) Restated to reflect a .30% investment management fee increase, effective October 1, 2001.
(4) The expense reimbursement is pursuant to a commitment in each Fund's investment management agreement that the investment manager will reimburse the Fund for most Other Expenses that exceed .10% per annum.

Examples of Fund Expenses

   The following examples are intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Acquiring Fund. The examples assume that Fund expenses continue at the rates shown in the table above.

   The examples assume that a shareholder invests $10,000 in each alternative for the time periods indicated and then redeems all of the shareholder's shares at the end of those periods. The examples also assume that the shareholder's investment has a 5% return each year. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the Funds serve as investment vehicles. If these had been reflected, the expenses shown in the below examples would be higher.) Although your actual returns may be higher or lower, based on these assumptions your cost would be:

                                                      1     3     5    10
                                                     Year Years Years Years
                                                     ---- ----- ----- ------
    The Acquired Fund (International Opportunities B
      Fund)......................................... $133 $413  $714  $1,570
    The Acquiring Fund (International Opportunities
      Fund)......................................... $126 $393  $680  $1,499
    Pro-Forma of Acquired Fund and Acquiring Fund
      Combined...................................... $124 $387  $670  $1,477

Terms of Proposed Combination

   In the combination, the Acquiring Fund will acquire all of the Acquired Fund's assets and assume all of its liabilities. Also, the Acquiring Fund will issue its shares in place of all then outstanding shares of the Acquired Fund. The combination has been structured as a tax-free reorganization. Therefore, the combination will have no direct or indirect tax consequences for you.

   Although each Fund's share of expenses relating to the combination is expected to be approximately $20,000, John Hancock Life Insurance Company ("John Hancock") is expected to bear those expenses, rather than the Funds. This is because John Hancock bears most Fund operating expenses over a certain amount, and this includes the type of costs incurred in the combination. It is expected that the Funds' expenses will already exceed this expense "cap" and that, therefore, the combination will not result in any actual additional costs for either the Acquired Fund or the Acquiring Fund.

   The combination will take place at the Funds' regular net asset values per share. This means that the value of each shareholder's account after the combination will be exactly the same as if the combination had not occurred. Information about calculation of net asset values and per share values appears under "Net Asset and Share Valuations." Nor will there be any change in the rates of any charges the insurance company imposes under your contract or certificate.

   The Trust's Board of Trustees has unanimously approved and recommends the combination of the Funds as being in the best interests of the Acquired Fund and its shareholders.

                    BOARD CONSIDERATION OF THE COMBINATION

   The Trust's Board of Trustees has determined that combining the Acquired Fund with the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders, and the Board of Trustees unanimously recommends approval of the combination by the shareholders of the Acquired Fund at the meeting.

   The Trustees considered this matter at a Board meeting held on June 12, 2002. The factors relevant to the Trustees' conclusions included the following:

    . The fact that the Acquired Fund and the Acquiring Fund are now identical, except that, at the time of the Board meeting, the Acquired Fund had approximately $32 million of assets, while the Acquiring Fund had approximately $95 million.

    . The fact that, due to its small size, the Acquired Fund is less economic to operate, and there are no reasonable prospects for the Acquired Fund, by itself, to remedy this.

    . The fact that a combination with the Acquiring Fund would address this problem in a way that permits the shareholders of the Acquired Fund to continue to have the same investment program, as well as the expected future benefits of lower fee and expense levels and more effective management.

    . The performance record of the Acquiring Fund since its commencement of operations on May 1, 1996. Information about this performance is set forth in Appendixes A and B at the end of this Proxy Statement and Prospectus. The Acquired Fund's performance record was less relevant to the Board, for two reasons. First, almost all of that performance was achieved by a sub-adviser that has now been terminated and that used a somewhat different investment program. Second, because the investment program and sub-adviser of the two Funds are now the same, the future performance of the two Funds should not differ, except to the extent that the Acquired Fund cannot be managed as efficiently and effectively due to its smaller size.

    . The fact that the combination will not in any way disadvantage either Fund and that, under applicable expense reimbursement arrangements, John Hancock is expected to effectively bear all costs of the proposed combination.

    . The fact that you will not suffer any tax consequences, dilution or other disadvantages from the proposed combination.

    . The fact that any advantage resulting to the Funds' investment manager or sub-investment manager from the combination will not be at the expense of either Fund or owners participating in that Fund.

                        REASONS FOR COMBINING THE FUNDS

Recent Developments

   As of May 1, 2002, upon John Hancock's recommendation, changes were made in the Acquired Fund's investment program. Most importantly, Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman Sachs and Co., was replaced as the Fund's sub-adviser.

   Also as of May 1, 2002, the Trustees, consistent with a recommendation of John Hancock, appointed T. Rowe Price International, Inc. ("T. Rowe International") to take over as the sub-adviser to the Acquired Fund and approved a new sub-investment management agreement for the Fund with T. Rowe International on an interim basis.

   Among the reasons why John Hancock and the Trust's Board of Trustees selected T. Rowe International as the Acquired Fund's new sub-adviser was their favorable evaluation of T. Rowe International's service to the Trust's International Opportunities Fund including a stable and experienced investment team and a solid and consistent long term track record. (T. Rowe International has been the sub-adviser to that Fund since its inception on May 1, 1996.) The overall investment goal and strategy of the Acquired Fund did not change when
T. Rowe International assumed its sub-advisory responsibilities. T. Rowe International, however, did bring its own unique capabilities to management of the Fund. (Further information on this appears in Appendix A at the end of this Proxy Statement and Prospectus.)

   Accordingly, since taking over as the Acquired Fund's sub-adviser, T. Rowe International has sought to manage the Acquired Fund in the same way as it manages the International Opportunities Fund. To reflect this new approach, the Acquired Fund was renamed "International Opportunities B Fund."

   Because the Acquired Fund and the Acquiring Fund are now substantially identical (except for their relative sizes), John Hancock and its affiliated life insurance company have stopped offering the Acquired Fund as an investment option under its variable life insurance and variable annuity contracts. This means that the Acquired Fund has no practical means of increasing sales of its shares. See "Distribution of Fund Shares."

Potential Benefits from Combining the Funds

   The proposed combination addresses the problem that the Acquired Fund is currently too small to be economic and has poor prospects for increasing its size through sales of additional shares. Because, as discussed above, the Acquired Fund is now substantially similar to the International Opportunities Fund, it is possible to combine these two funds without disrupting their investment program or incurring any additional brokerage commissions or other portfolio "turnover" costs. As a result of the combination, Acquired Fund shareholders will be part of a significantly larger Fund that can be operated more economically and effectively.

   A larger size can permit a Fund to negotiate lower prices for certain items. For example, the investment management fees that the Funds pay to John Hancock are subject to automatic reductions (commonly referred to as "break points") as a Fund's assets increase. Thus, once the Acquired Fund's assets are added to those of the Acquiring Fund, the percentage of such assets paid as investment management fees will be lower than the rate the Acquired Fund would have paid on its assets alone. The Acquired Fund's shareholders will directly benefit from such cost reductions.

   Combining the Funds will also make available certain efficiencies that may reduce the level of other operating expenses below what the Acquired Fund alone would pay. This increases the likelihood those expenses will in the future fall below the Fund's .10% expense cap. Acquired Fund shareholders would directly benefit from this.

   Similarly, with more assets to invest, the combined Funds should in some cases be able to negotiate prices and commission rates on portfolio transactions that are more favorable than the Acquired Fund alone could achieve.

   In addition, it is more difficult to achieve what the sub-adviser regards as an optimal level of diversification for investments of the Acquired Fund than would be the case for the combined Funds. This is because the Acquired Fund has a much smaller amount of assets than the combined Funds will have.

        FURTHER COMPARISON OF THE ACQUIRING FUND AND THE ACQUIRED FUND

Investment Goal

   The Acquiring Fund and the Acquired Fund share the same investment goal: long-term capital appreciation.

   The investment goal of both Funds is "non-fundamental," which means that it may be changed by the Board of Trustees without shareholder approval.

Investment Strategies

   The investment strategies for the Acquiring Fund and the Acquired Fund are identical. Both invest primarily in a diversified mix of common stocks of large established and medium-sized foreign companies located ouside the U.S., primarily in developed countries and in emerging markets to a lesser extent.

   T. Rowe International uses substantially the same personnel and analytical techniques in managing each of these Funds.

   For additional details about the Funds' investment strategies, please refer to Appendix A at the end of this Proxy Statement and Prospectus.

Fundamental Investment Restrictions

   The investment restrictions adopted by each Fund as "fundamental" are set forth under the caption "The Funds' Fundamental Investment Restrictions" in Attachment 1 to the Statement of Additional Information referred to on the front cover page of this Proxy Statement and Prospectus. A "fundamental" investment restriction is one that cannot be changed without approval of the Fund's shareholders.

   In minor respects, the Acquiring Fund's fundamental investment restrictions are currently more limiting than those of the Acquired Fund. Principally, the Acquired Fund is authorized to engage in the following activities that are not available to the Acquiring Fund: writing covered put options on securities and market indices; writing covered call options on market indices; writing put and call options on financial futures contracts; and using financial futures contracts and options thereon to "hedge" more than one-third of the Fund's portfolio. Also, the Acquired Fund may not make new investments at any time when its outstanding borrowings total more than 10%, whereas this limit is 5% for the Acquiring Fund.

   The Trust does not regard these differences as material to how you vote on the proposed combination of the Acquiring and the Acquired Funds. First, the nature of the Funds' investment program is such that the sub-adviser has sufficient latitude under either set of restrictions to implement that program without, as a practical matter, ever being materially constrained by such limitations. Second, at a meeting that is scheduled to be held on the same date as the meeting to which this proxy statement relates, shareholders of both the Acquired Fund and the Acquiring Fund are being asked to vote on changes that will make the fundamental investment restrictions of both of these Funds the same. Therefore, the fundamental investment restrictions of the Acquired and Acquiring Funds would differ in the future only in the unlikely event that shareholders of one or both of these Funds fail to approve such proposed changes.

Investment Advisory Services

   John Hancock serves as investment adviser to both the Acquired Fund and the Acquiring Fund. In this capacity, John Hancock advises each Fund in connection with policy decisions; administers the Funds' day-to-day operations; provides the Funds with personnel, office space, equipment and supplies; maintains Fund records; and supervises the activities of the Funds' sub-adviser and other service providers.

   The Acquired Fund pays investment management fees to John Hancock pursuant to the following fee schedule: 1.20% per annum of the first $50,000,000 of the Fund's average daily net assets; 1.05% of the next $150,000,000; and 1.00% of any additional amounts. The Acquiring Fund pays investment management fees to John Hancock pursuant to the following fee schedule: 1.30% per annum of the first $20,000,000 of the Fund's average daily net assets; 1.15% of the next $30,000,000; and 1.05% of any additional amounts. The Acquired Fund currently has less than $50,000,000 of assets, while the combined assets of the Acquired Fund and the Acquiring Fund will exceed $100,000,000. Therefore, the effective fee rate will be lower for Acquired Fund shareholders after the combination. The Acquiring Fund paid investment management fees to John Hancock totalling approximately $844,000 for the year 2001.

   In the investment management agreements of both the Acquiring and Acquired Funds, John Hancock has committed to reimburse each Fund for most of its operating expenses (other than investment management fees) in excess of .10% per annum of the Fund's average daily net assets.

   T. Rowe International serves as sub-adviser for each Fund. In this capacity
T. Rowe International has primary responsibility for making investment decisions for the Funds' investment portfolios and placing orders with brokers and dealers to implement those decisions.

   T. Rowe International receives its compensation from John Hancock, and the Funds pay no sub-management fees over and above the management fee they pay to John Hancock. T. Rowe International receives sub-management fees from John Hancock at the following rates for the Acquiring Fund: .75% per annum of the first $20,000,000 of the Fund's average daily net assets; .60% of the next $30,000,000;

..50% of the next $150,000,000; .50% of all of the Fund's average daily assets when the average daily net assets are equal to or greater than $200,000,000 but less than $500,000,000; and .45% of all of the Fund's average daily net assets when the Fund's average daily net assets are $500,000,000 or more.

Tax Considerations

   The tax treatment of two Funds is identical. Both seek to qualify as regulated investment companies under sub-chapter M of the Internal Revenue Code. This means that neither Fund expects to pay any federal income taxes. You should refer to the prospectus for your variable annuity or variable life insurance contract for a discussion of the tax consequences of that contract for you.

                         VOTING PROCEDURES AND CONDUCT
                         OF THE SHAREHOLDERS' MEETING

   This Proxy Statement and Prospectus is furnished in connection with the solicitation of voting instructions by the management of John Hancock Variable Series Trust I (the "Trust") for use at the Special Meeting of Shareholders of the Trust's International Opportunities B Fund (the "Acquired Fund") discussed in this Proxy Statement and Prospectus. The meeting will be held at the offices of John Hancock Life Insurance Company ("John Hancock"), 197 Clarendon Street, Boston, Massachusetts 02117, on September 25, 2002 at 11:00 A.M. Eastern time.

Solicitation of Voting Instructions (i.e., "Proxies")

   This solicitation is being made of all shares of the Acquired Fund that are attributable to variable annuity or variable life insurance contracts (together with any certificates of interest thereunder, "Contracts") that are supported by John Hancock Variable Life Accounts U, V, UV and S; and John Hancock Variable Annuity Accounts U, V, JF, H and I (collectively, the "Accounts"). Each Fund, is, in the first instance, responsible for the costs properly attributable to discharging its role in connection with the proposed combination. However, it is expected that John Hancock will be required to reimburse the Funds for all of such costs, under the expense reimbursement arrangement currently contained in the Funds' investment management agreements. (The nature and estimated amount of such costs are set out above in the discussion of the Proposal.) All other expenses also will be borne by the issuing insurance companies (the "Insurance Companies"). In addition to solicitations by mail, regular employees of John Hancock may solicit voting instructions in person or by telephone; such employees will not be compensated for such services. Solicitation materials were first made available to Contract owners on or about August 9, 2002.

Voting Instructions

   Although the Insurance Companies, through the Accounts, legally own all of the Trust's shares, they will vote all of such shares in accordance with instructions given by Contract owners, as discussed below. For this purpose, the owner of a variable annuity contract during the period after annuity payments have commenced is the annuitant.

   Any authorized voting instructions will also be valid for any adjournment of the meeting and will be revocable only at the direction of the Contract owner executing them. If insufficient affirmative votes are obtained to approve any matter, the meeting may be adjourned to permit the solicitation of additional votes. Shares will be voted for any such adjournment in the discretion of the applicable insurance company. Whether a Proposal is approved depends upon whether a sufficient number of votes are cast for the Proposal. Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against that Proposal.

   Any person giving voting instructions may revoke them at any time prior to their exercise by submitting a superseding voting instruction form or a notice of revocation to the Trust. In addition, although mere attendance at the meeting will not revoke voting instructions, a Contract owner present at the meeting may withdraw his/her voting instruction form and vote in person. The Insurance Companies will vote the Acquired Fund's shares in accordance with all properly executed and unrevoked voting instructions received in time for the meeting.

   The Insurance Companies will vote the shares of the Acquired Fund held in their respective Accounts that are attributable to Contracts in accordance with the voting instructions received from the owners of those Contracts. An Account's shares in the Acquired Fund that are not attributable to Contracts or for which no timely voting instructions are received will be represented and voted by the Insurance Companies in the same proportion as the voting instructions that are received from all owners of Contracts participating in the Fund through that Account. (Acquired Fund shares that are not attributable to Contracts include, for example, any shares purchased with contributions made as "seed money" to the Fund by an Insurance Company.)

   Please refer to Appendix C to Proxy Statement and Prospectus if you wish additional information about the number of shares of the Acquired Fund that are outstanding or that are attributable to an Insurance Company (rather than to Contract owners).

Required Vote

   In order for the shareholders to approve one of the Proposals in this Proxy Statement and Prospectus, the Proposal must receive the favorable vote of more than 50% of the outstanding shares of the relevant Acquired Fund, or, if less, 67% or more of that Fund's shares present or represented at the meeting.

   WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED FORM OF VOTING INSTRUCTIONS. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

                          CAPITALIZATION OF THE FUNDS

   The following table sets forth as of December 31, 2001: (i) the capitalization of the Acquired Fund, (ii) the capitalization of the Acquiring Fund, and (iii) the pro forma capitalization of the Acquired Fund as adjusted to give effect to the combination of the two Funds:

                                                                Pro-Forma
                               Acquired Fund   Acquiring Fund Acquired Fund
                               (International  (International and Acquiring
                              Opportunities B) Opportunities)     Fund
                              ---------------- -------------- -------------
    Net Assets...............   $29,915,132     $83,590,517   $113,505,649
    Shares Outstanding.......     3,961,843       8,986,647     12,203,327
    Net Asset Value Per Share   $      7.55     $      9.30   $       9.30

   At May 31, 2002, the net assets of each Fund were as follows:

Acquired Fund                              Acquiring Fund
-------------                              --------------
International Opportunities B--$31,702,624 International Opportunities--$95,218,618

                          DISTRIBUTION OF FUND SHARES

   The shares of the Acquired Fund and of the Acquiring Fund are identical shares of beneficial interest in the Trust, except that they each represent an interest in a different investment portfolio (series) of the Trust.

   Each Fund currently sells its shares exclusively to separate investment accounts of the Insurance Companies to support variable annuity contracts and variable life insurance contracts (and any certificates thereunder) issued by those companies. These Accounts buy or redeem shares of the Fund based on (1) a Contract owner's instruction to invest or receive back monies under a Contract (such as making a premium payment or surrendering a Contract) and (2) the operation of a Contract (such as deduction of Contract fees and charges).

   Therefore, the "distribution" (marketing) of shares of both the Acquired Funds and the Acquiring Funds is highly dependent on the efforts and willingness of the Insurance Companies to promote the offer and sale of the Funds as investment options under variable annuity and variable life insurance contracts they issue.

   Any dividends or distributions that either Fund pays on its shares are automatically reinvested in additional shares and thus enhance the value of Contracts invested in these Funds.

                        NET ASSET AND SHARE VALUATIONS

   Each Fund sells and buys back its shares at the net asset value per share ("NAV") next computed after receipt by an Account of a Contract owner's instructions. Each Fund calculates its NAV:

    .  by dividing its net assets by the number of its outstanding shares,

    . once daily as of the close of regular trading on the New York Stock Exchange (generally at 4 P.M., Eastern time) on each day the Exchange is open.

   The Funds can be expected to hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate NAV. Consequently, NAV may change on days when Contract owners will not be able to instruct a separate account to buy or redeem fund shares.

   The Funds value their securities based on market quotations, amortized cost, valuations of independent pricing services, or fair value determined in accordance with procedures approved by the Trust's Trustees. A Fund may value securities at fair value where, for example, market quotations are not readily available, or the value of securities has been materially affected after the closing of a foreign market.

                     AGREEMENT AND PLAN OF REORGANIZATION

   To implement the proposed combination, the Funds have entered into an Agreement and Plan of Reorganization (the "Plan") that sets forth the terms and conditions of the combination. The Plan can be terminated at any time by mutual agreement of the parties. Also, the Plan provides that the combination is subject to a prior condition that the shareholders of the Acquired Fund approve the transaction.

         INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

   This Proxy Statement and Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports that the Trust has filed with the SEC pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940.

   The Trust and each of its investment portfolios, including the Acquired Fund and the Acquiring Fund, are subject to the informational requirements of the Investment Company Act of 1940 and in accordance therewith file reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by those entities (including the Trust's Form N-14 Registration Statement of which this Proxy Statement and Prospectus is a part) may be inspected without charge and copied at the prescribed rates at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional offices of the SEC: 1401 Brickell Avenue, Suite 200, Miami, Florida 33131; 500 West Madison Street, 14th Floor, Chicago, Illinois 60661; 1801 California Street, Suite 4800, Denver, Colorado 80202; and 5670 Wilshire Blvd., 11th Floor, Los Angeles, California 90036. The SEC also maintains a web site at http://www.sec.gov that contains information regarding Trust and other registrants that file electronically with the SEC.

                                  APPENDIX A

                  BASIC INFORMATION ABOUT THE ACQUIRING FUND
                      (INTERNATIONAL OPPORTUNITIES FUND)

Goal and Strategy

   This is an international stock fund that seeks long-term capital appreciation.

   The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located outside the U.S., primarily in developed countries and in emerging markets to a lesser extent.

   The manager selects stocks using proprietary fundamental research that identifies companies that:

    . are capable of achieving sustainable above-average, long-term earnings growth;

    . are reasonably priced relative to present or anticipated earnings, cash flow, or book value; and

    . have attractive valuations relative to opportunities in large, mid or small cap companies.

   The Fund's country and regional exposures are primarily a result of stock selection, although the Fund maintains broad diversification across countries and regions.

   The manager selects stocks that have growth characteristics such as:

    .  leading market position or technological leadership;

    .  attractive business niche;

    .  healthy balance sheets with relatively low debt;

    .  strong competitive advantage;

    .  strength of management; and

    .  earnings growth and cash flow sufficient to support growing dividends.

   The Fund invests in at least 3 different countries other than the U.S., but normally invests in 15 to 45 countries.

   The Fund will invest no more than 20% of its assets in emerging market stocks. The Fund normally invests in 150 to 250 stocks and normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

   Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments.

   The Fund also may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

   In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

 SUB-ADVISER         T. Rowe Price International, Inc.
                     100 East Pratt Street
                     Baltimore, Maryland 21202

                     Managing since 1979
                     Managing Fund since May, 1996
                     Managed approximately $26 billion in assets at the end of
                     2001
 FUND MANAGERS       Management by Investment Advisory Group overseen by:
 David J. L. Warren  Portfolio Manager of sub-adviser
                     Joined subadviser in 1983
 John R. Ford        Portfolio Manager of sub-adviser
                     Joined subadviser in 1982
 James B. M. Seddon  Portfolio Manager of sub-adviser
                     Joined subadviser in 1987
 Mark Bickford-Smith Portfolio Manager of sub-adviser
                     Joined subadviser in 1995

                               PAST PERFORMANCE

   The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns--calendar years

                                    [CHART]

 1997    1998    1999     2000      2001
 -----  ------  ------  --------  --------
 1.95%  15.92%  34.01%  (16.36)%  (20.93)%

   Best quarter: up 24.44%, fourth quarter 1999. Worst quarter: down 15.00%, first quarter 2001.

Average annual total returns/(1)/--for periods ending 12/31/2001*

                                        Fund    Index
                                       ------- -------
                          1 year...... -20.93% -19.50%
                          5 years.....   0.93%   0.89%
                          Life of Fund   1.98%   0.83%

--------
Index:  MSCI All Country World Free Index, Ex. U.S. Index

 * Began operations on May 1, 1996.
(1) Excludes merger activity.

Main Risks

  Primary

   Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

   Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

   Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

   Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

  Secondary

   Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

   Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

                             FINANCIAL HIGHLIGHTS
    Selected data for each share interest outstanding throughout the period indicated

   The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance since its inception on May 1, 1996. Certain of this information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2001 (which is available upon request via the phone number or address on the cover page of this Proxy Statement and Prospectus).

Period ended December 31:                                            1997     1998     1999       2000        2001
-------------------------                                          -------  -------  -------  --------      -------
Net asset value, beginning of period.............................. $ 10.60  $ 10.63  $ 12.21  $  15.17      $ 11.85
Income from investment operations:
  Net investment income (loss)....................................    0.10     0.11     0.10      0.07         0.06
  Net realized and unrealized gain (loss) on investments*.........    0.11     1.57     3.95     (2.57)       (2.53)
  Total from investment operations................................    0.21     1.68     4.05     (2.50)       (2.47)
Less distributions:
  Distributions from net investment income and capital paid in....   (0.10)   (0.10)   (0.11)    (0.15)       (0.08)
  Distributions from net realized gain on investments sold........   (0.08)      --    (0.94)    (0.62)          --
  Distributions in excess of income & gains.......................      --       --    (0.04)    (0.05)          --
  Total distributions.............................................   (0.18)   (0.10)   (1.09)    (0.82)       (0.08)
Net asset value, end of period.................................... $ 10.63  $ 12.21  $ 15.17  $  11.85      $  9.30
Total investment return...........................................    1.95%   15.92%   34.01%   (16.36)%(1)  (20.93)%
Ratios and supplemental data
  Net assets, end of period (000s omitted)........................ $30,631  $64,250  $79,794  $120,034      $83,591
  Ratio of expenses to average net assets (%)**...................    1.22%    1.16%    1.02%     0.93%        1.00%
  Ratio of net investment income (loss) to average net assets (%).    0.65%    0.89%    0.77%     0.47%        0.64%
  Turnover rate (%)...............................................   21.09%   18.67%   34.02%    37.92%(1)    33.31%

--------
* The amount shown may not accord with the change in the aggregate gains and losses in the Fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.57%, 1.46%, 1.15%, 1.09% and 1.16% for the years ended December 31, 1997, 1998, 1999, 2000 and 2001, respectively.
(1) Excludes merger activity.

                                  APPENDIX B

           PERFORMANCE INFORMATION PERTAINING TO THE ACQUIRING FUND

Inception: May 1, 1996

International Opportunities Fund
T. Rowe Price International, Inc.             Warren/Ford/Seddon/Bickford-Smith

   The Fund ended 2001 on a high note, posting a solid gain in the final quarter, outperforming its benchmark--the MSCI All Country World Free ex. U.S. Index. Fourth-quarter results, however, could not overcome earlier weakness, and the Fund ended the year with a loss of more than 20%, underperforming its benchmark.

   In the fourth quarter, the Fund was able to make up some lost ground against the benchmark by underweighting Japan, which did poorly, and overweighting the stronger markets of South Korea, Sweden, and Brazil. Successful stock selection in the fourth quarter overall also added value.

   A combination of monetary easing and tax-reductions in the U.S. should help stimulate economic growth worldwide, leading to positive stock market results in 2002. We expect these results to be moderate, however, until the corporate earnings picture comes more clearly into focus later this year. Outside the U.S., Europe is probably in the best shape in that the consumer has been less extended than in the U.S. and is less exposed to equity markets. The arrival of the euro as the official currency throughout most of Europe could help bolster it against the powerful U.S. greenback.

   Much of what happens in Japan depends on the ability of the government to, finally, implement much-needed economic reforms. In Latin America, the Argentine crisis has not led to any immediate fallout as Argentina's slow-motion disintegration gave Latin American and emerging market countries plenty of time to prepare.

                                    [CHART]

             International
             Opportunities  MCSI All Country World
                 Fund         Free Ex. US Index
             -------------  ----------------------
4/30/1996     $10,000.00       $10,000.00
5/31/1996      10,024.34         9,850.00
6/30/1996      10,129.22         9,900.24
7/31/1996       9,819.73         9,571.55
8/31/1996       9,971.07         9,628.02
9/30/1996      10,190.88         9,866.79
10/31/1996     10,150.25         9,768.13
11/30/1996     10,608.68        10,145.18
12/31/1996     10,672.04        10,027.49
1/31/1997      10,544.32         9,842.99
2/28/1997      10,671.97        10,023.11
3/31/1997      10,659.18        10,002.06
4/30/1997      10,701.19        10,086.08
5/31/1997      11,332.27        10,709.40
6/30/1997      11,796.26        11,300.56
7/31/1997      12,113.19        11,528.83
8/31/1997      10,992.06        10,621.51
9/30/1997      11,718.58        11,196.14
10/31/1997     10,863.43        10,243.35
11/30/1997     10,858.72        10,115.30
12/31/1997     10,880.04        10,231.63
1/31/1998      11,254.02        10,537.56
2/28/1998      11,932.03        11,240.41
3/31/1998      12,345.90        11,629.33
4/30/1998      12,435.38        11,713.06
5/31/1998      12,390.74        11,501.05
6/30/1998      12,416.32        11,457.35
7/31/1998      12,560.24        11,566.19
8/31/1998      10,980.00         9,935.36
9/30/1998      10,715.43         9,725.72
10/31/1998     11,680.61        10,744.01
11/30/1998     12,199.09        11,320.96
12/31/1998     12,611.66        11,711.53
1/31/1999      12,484.38        11,698.65
2/28/1999      12,268.43        11,436.60
3/31/1999      12,769.42        11,988.99
4/30/1999      13,241.38        12,588.44
5/31/1999      12,623.31        11,996.78
6/30/1999      13,112.65        12,548.63
7/31/1999      13,358.88        12,843.53
8/31/1999      13,495.21        12,888.48
9/30/1999      13,581.86        12,976.12
10/31/1999     14,038.51        13,458.83
11/30/1999     15,021.61        13,997.19
12/31/1999     16,900.78        15,332.52
1/31/2000      15,834.00        14,499.96
2/29/2000      16,711.59        14,891.46
3/31/2000      16,885.48        15,451.38
4/30/2000      15,946.30        14,589.19
5/31/2000      15,446.42        14,215.71
6/30/2000      16,250.95        14,821.30
7/31/2000      15,693.05        14,235.86
8/31/2000      16,033.54        14,412.38
9/30/2000      15,020.47        13,612.49
10/31/2000     14,413.93        13,179.62
11/30/2000     13,655.62        12,587.85
12/31/2000     14,136.02        13,018.36
1/31/2001      14,305.54        13,213.63
2/28/2001      13,024.07        12,167.11
3/31/2001      12,015.17        11,306.90
4/30/2001      12,974.65        12,075.77
5/31/2001      12,412.32        11,742.48
6/30/2001      11,876.69        11,291.56
7/31/2001      11,594.56        11,040.89
8/31/2001      11,302.99        10,767.08
9/30/2001      10,116.79         9,624.69
10/31/2001     10,444.29         9,894.18
11/30/2001     10,925.81        10,346.35
12/31/2001     11,177.39        10,479.81

TOP TEN HOLDINGS (as of December 31, 2001)

                                                             six months ago
                                                    % of          % of
                                                 Investments  Investments
                                                 ----------- --------------
    GlaxoSmithKline PLC.........................    3.8%          4.0%
    Total Fina SA...............................    2.6%          2.4%
    Vodafone AirTouch PLC.......................    2.4%          2.4%
    Royal Bank of Scotland Group................    2.2%          2.1%
    Reed International PLC......................    2.1%          2.2%
    Nestle SA...................................    2.0%          2.0%
    ING Groep NV................................    1.8%          1.9%
    Shell Transport & Trading Co. PLC...........    1.8%          1.8%
    Nokia Oyj...................................    1.7%          1.6%
    Koninklijke (Royal) Philips Electronics N.V.    1.6%          1.6%

AVERAGE ANNUAL TOTAL RETURNS*

                                                MSCI All Country
                            Intl. Opportunities  World Free Ex.  MorningStar
                                   Fund            U.S. Index    Peer Group+
                            ------------------- ---------------- -----------
   1 Year..................       -20.93%            -19.50%       -21.42%
   3 Years.................       - 3.94             - 3.64        - 2.15
   5 Years.................         0.93               0.89          1.93
   Since Inception (5/1/96)         1.98               0.83           N/A

TOP TEN SECTOR CLASSIFICATIONS (as of December 31, 2001)

                                % of                        % of
                             Investments                 Investments
                             -----------                 -----------
           Financial........    24.1%    Energy.........     7.8%
           Technology.......    21.3%    Consumer Staple     7.2%
           Capital Equipment    12.9%    Retail.........     4.1%
           Health Care......    10.0%    Basic Material.     2.5%
           Consumer Cyclical     8.3%    Utility........     1.8%

--------
* Total returns are for the period ended December 31, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the Fund is reported above net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
+ Source: MorningStar, Inc. Data as of 12/31/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Foreign Stock, Large Cap investment category.

                                  APPENDIX C

                          SHARE OWNERSHIP INFORMATION

   As of the close of business on July 25, 2002 (the record date for the shareholders meeting), there were 4,269,668 shares outstanding of the International Opportunities B Fund.

   Each share is entitled to one vote, and fractional votes will be counted.

   The number of the Fund's shares attributable to each owner of a variable life insurance contract or certificate ("VLI Contract") is determined by dividing, as of the record date of the shareholders meeting, the VLI Contract's cash (or account) value (less any outstanding indebtedness) in the applicable Account subaccount corresponding to the Fund by the net asset value of one share of the Fund as of that same date. The number of the Fund's shares attributable to each owner of a variable annuity contract or certificate ("VA Contract") is determined by dividing, as of the record date of the meeting, the value of the "accumulation shares" under the VA Contract (or, for each Contract under which annuity payments have commenced, the amount of the Contract's reserves) in the applicable Account subaccount by the net asset value of one share of the Fund as of that same date.

   As of the close of business on July 25, 2002, the Insurance Companies had in the aggregate 1,067,260 shares of the International Opportunities B Fund and 0 shares of International Opportunities Fund, representing their contributions and other amounts in the Accounts that are in excess of the amounts attributable to their outstanding Contracts. The Insurance Companies are directly or indirectly wholly-owned by John Hancock Financial Services, Inc., 200 Clarendon Street, Boston, MA 02117.

   No Contract owner had voting authority over as much as 5% of any of the Fund's shares as of the record date. Nor did the Trust's officers and Trustees, collectively, have such authority over as much as 1% of either Fund's shares.

                                     THANK
                                      YOU

                                  for mailing
                                your proxy card
                                   promptly!

                       INTERNATIONAL OPPORTUNITIES B FUND*
                              (the "Acquired Fund")
                                       and
                        INTERNATIONAL OPPORTUNITIES FUND
                             (the "Acquiring Fund")

                       Each a separate investment fund of
                      John Hancock Variable Series Trust I,
                     197 Clarendon Street, Boston, MA 02117
                       (Toll free number: 1-800-576-2227)

                       STATEMENT OF ADDITIONAL INFORMATION
                              Dated: August 9, 2002

This Statement of Additional Information ("SAI") is not a prospectus, but you should read it in conjunction with the Combined Proxy Statement and Prospectus dated August 9, 2002 of the above-listed Acquired Fund and Acquiring Fund, for use in connection with the Special Meeting of Shareholders of the Acquired Fund to be held on September 25, 2002. The Acquired Fund and the Acquiring Fund are separate investment funds (series) of John Hancock Variable Series Trust I (the "Trust").

For a free copy of the Combined Proxy Statement and Prospectus, please contact the Trust at the address or phone number shown above.

This Statement of Additional Information consists of this cover page and the following documents, each of which is attached hereto:

         Attachment 1.  Statement of Additional Information for the Trust dated
                        May 1, 2002.

         Attachment 2.  Annual Report of the Trust for the period ended
                        December 31, 2001.

         Attachment 3.  Pro-forma financial statements relating to the proposed combination of the International Opportunities B Fund with the International Opportunities Fund

* Known as the International Equity Fund prior to May 1, 2002.

Attachment 1 (Statement of Additional Information of the Trust dated May 1,
2002) and Attachment 2 (Annual Report of the Trust for the period ended December 31, 2001) are hereby incorporated by reference from the Trust's Form N-14 registration statement filed July 1, 2002 (SEC File No. 333-91686).

                                                                        Appendix

              JOHN HANCOCK V.S.T. INTERNATIONAL OPPORTUNITIES FUND
                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
                                December 31, 2001

Pro forma information is intended to provide the shareholders of the John Hancock Variable Series Trust ("V.S.T.") International Opportunities Fund and the John Hancock V.S.T. International Opportunities B Fund with information about the impact of the proposed merger by indicating how the merger might have affected information had the merger been consummated as of December 31, 2001.

The pro forma combined statements of assets and liabilities and results of operations as of December 31, 2001 have been prepared to reflect the merger of John Hancock V.S.T. International Opportunities Fund and John Hancock V.S.T. International Opportunities B Fund after giving effect to pro forma adjustments described in the notes below.

(a) Acquisition by John Hancock V.S.T. International Opportunities of all assets of John Hancock V.S.T. International Opportunities B Fund and issuance of John Hancock V.S.T. International Opportunities Fund shares in exchange for all of the outstanding shares of John Hancock V.S.T. International Opportunities B Fund.

(b) The investment advisory fee was adjusted to reflect the application of the fee structure which will be in effect for John Hancock V.S.T. International Opportunities:
                  1.30% of the first $20,000,000 of net assets;
                  1.15% for net assets between $20,000,000 and $50,000,000;
                  1.05% for net assets in excess of $50,000,000.

(c) The actual expenses incurred by the John Hancock V.S.T. International Opportunities Fund and the John Hancock V.S.T. International Opportunities B Fund were reduced to reflect the estimated savings arising from the merger.

(d) Represents the Adviser's voluntary agreement to limit the funds' other expenses to an annual rate of 0.10% of the funds' average daily net assets.

John Hancock V.S.T International Opportunities Fund
Pro-forma combined statement of assets and liabilities
December 31, 2001
(000's omitted)

                                                             John Hancock       John Hancock
                                                                V.S.T.             V.S.T.
                                                             International     International                         Pro-forma
                                                             Opportunities    Opportunities B                        Combined
                                                                 Fund              Fund          Adjustments        (Unaudited)
                                                             --------------------------------------------------     -----------
Assets
 Long term investments at cost                               $    103,729      $      29,460    $         -         $   133,189
 Net unrealized appreciation (depreciation)
   of investments                                                 (18,551)            (1,417)             -             (19,968)
 Short-term investments at value                                    1,953              1,500              -               3,453
                                                             ------------      -------------    ------------        -----------
 Total investments                                                 87,131             29,543              -             116,674

 Cash                                                                   -                 43              -                  43
 Foreign currency at value                                            649                 27              -                 676
 Receivable for:
    Fund shares sold                                                    -                 59              -                  59
    Interest                                                            -                216              -                 216
    Dividends                                                         100                  -              -                 100
    Future contracts variation margin                                   -                 39                                 39
    Securities on loan                                              9,120                 25                              9,145
    Other assets                                                        -                  6              -                   6
                                                             ------------      -------------    ------------        -----------
Total Assets                                                       97,000             29,958              -             126,958
                                                             ------------      -------------    ------------        -----------
Liabilities
Payables for
    Investments purchased                                               -                 11              -                  11
    Fund shares purchased                                           4,281                  -              -               4,281
    Securities on loan                                              9,120                  -              -               9,120
    Unrealized depreciation in forward
      currency contracts                                                2                  1              -                   3
    Other liabilities                                                   6                 31              -                  37
                                                             ------------      -------------    ------------        -----------
Total Liabilities                                                  13,409                 43              -              13,452
                                                             ------------      -------------    ------------        -----------
    Net Assets                                                     83,591             29,915              -             113,506
                                                             ============      =============    ============        ===========
Net assets
    Capital paid-in                                               111,656             37,979              -             149,635

    Accumulated net realized gain (loss) on
     investments futures and foreign currency
     transactions                                                  (9,512)            (6,646)             -             (16,158)

    Net unrealized appreciation (depreciation) of
     investments, futures and translation of assets and
     liabilities in foreign currencies                            (18,553)            (1,418)             -             (19,971)
                                                             ------------      -------------    ------------        -----------
                                                                   83,591             29,915              -             113,506
                                                             ============      =============    ------------        ===========
Net Assets:
    V.S.T. International Opportunities Fund                        83,591                  -         29,915     (a)     113,506
    V.S.T. International Opportunities B Fund                           -             29,915        (29,915)    (a)           -
                                                             ------------      -------------    ------------        -----------
                                                                   83,591             29,915              -             113,506
                                                             ============      =============    ============        ===========
Shares Outstanding:
    V.S.T. International Opportunities Fund                         8,987                  -          3,218     (a)      12,205
    V.S.T. International Opportunities B Fund                           -              3,962         (3,962)    (a)           -
                                                             ------------      -------------    ------------        -----------
                                                                    8,987              3,962           (744)             12,205
                                                             ============      ==============   ============        ===========
Net asset value per share:
    V.S.T. International Opportunities Fund                  $       9.30                  -              -         $      9.30
    V.S.T. International Opportunities B Fund                           -              $7.55    $     (7.55)    (a)           -
                                                             ============      =============    ============        ===========

              See Notes to Pro-forma Combined Financial Statements

John Hancock V.S.T International Opportunities Fund
Pro-forma combined statement of operations
For the year ended December 31, 2001
(000's omitted)

                                                   John Hancock         John Hancock
                                                       V.S.T.               V.S.T.
                                                   International        International                                 Pro-Forma
                                                   Opportunities       Opportunities B                                Combined
                                                       Fund                 Fund           Adjustments               (Unaudited)
                                                   --------------     ----------------    -------------              -----------
INVESTMENT INCOME
  Interest                                         $        118       $          46       $          -                $     164
  Dividends                                               1,327                 289                  -                    1,616
  Securities Lending                                         94                   -                  -                       94
                                                   -------------      --------------      -------------              -----------
Total investment income                                   1,539                 335                  -                    1,874
                                                   -------------      --------------      -------------              -----------

EXPENSES
  Investment advisory fee                                 1,062                 246                (30)       (b)         1,278
  Auditing fees                                               8                   2                 (2)       (c)             8
  Custodian fees                                            191                  18                  -                      209
  Legal fees                                                  6                   1                 (1)       (c)             6
  Printing & mailing fees                                    26                  21                (21)       (c)            26
  Trustees' fee                                               2                   -                  -                        2
  Other fees                                                  4                   1                 (1)       (c)             4
                                                   -------------      --------------      -------------              -----------
Total expenses                                            1,299                 289                (55)                   1,533

  Less expenses reimbursed                                 (143)                (22)                28        (d)          (137)
                                                   -------------      --------------      -------------              -----------

Net expenses                                              1,156                 267                (27)                   1,396
                                                   -------------      --------------      -------------              -----------

Net Investment income (loss)                                383                  68                 27                      478
                                                   -------------      --------------      -------------              -----------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
  Investments                                            (9,027)             (4,132)                 -                  (13,159)
  Financial futures contracts                                 -                 (86)                 -                      (86)
  Foreign currency transactions                            (162)                (22)                 -                     (184)

 Change in net unrealized appreciation
  (depreciation) on:

  Investments                                           (14,518)               (718)                 -                  (15,236)
  Futures                                                     -                  23                  -                       23
  Translation of assets and liabilities in
   foreign currencies                                         6                   1                  -                        7
                                                   -------------      --------------      -------------              -----------

Net realized and unrealized gain (loss)                 (23,701)             (4,934)                 -                  (28,635)
                                                   -------------      --------------      -------------              -----------

Net increase (decrease) in assets resulting
 from operations                                   $    (23,318)      $      (4,866)      $         27                $ (28,157)
                                                   =============      ==============      =============              ===========

              See Notes to Pro-forma Combined Financial Statements

John Hancock VST International Opportunities & International Opportunities B Capitalization Table
For the year ended December 31, 2001
(000 omitted)



The following table shows the capitalization of John Hancock VST International Opportunities Fund and John Hancock VST International Opportunities B Fund as of December 31, 2001 and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date.

                                  John Hancock V.S.T.            John Hancock V.S.T.         Pro Forma
                              International Opportunities   International Opportunities B    Combined
                                         Fund                          Fund                  (Unaudited)
Net Assets (000)                       $83,591                       $29,915                 $113,506
Net Asset Value per share              $  9.30                       $  7.55                 $   9.30
Shares Outstanding (000)                 8,987                         3,962                   12,205

Schedule of Investments
Decembet 31,2001

The Schedule of Investments is a complete list of all securities owned by the V.S.T. International Opportunities Fund and the V.S.T International Opportunities B Fund, combined on December 31, 2001.

                                 ------------------------------------------------------------------------------------------------
                                  John Hancock V.S.T. International   John Hancock V.S.T. International         Combined
                                          Opportunities Fund                 Opportunities B Fund              (Unaudited)
                                 ------------------------------------------------------------------------------------------------
                                            NUMBER OF  MARKET VALUE             NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                  INTEREST  SHARES OR     (000's      INTEREST  SHARES OR     (000's     SHARES OR     (000's
                                    RATE    WARRANTS     OMITTED)       RATE    WARRANTS     OMITTED)    WARRANTS     OMITTED)
                                 ------------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
COMMON STOCK

Australia - (0.70%)
AUST + NZBANK GRP                                                                10,217     $      93      10,217    $       93
BHP BILLITON LTD                                                                 36,224           195      36,224           195
BRAMBLES INDS LTD                            56,146     $      299                    1                    56,147           299
NEWS CORPORATION                                                                  2,900            23       2,900            23
TABCORP HLDGS LTD                                                                 6,933            35       6,933            35
WOOLWORTHS LTD                                                                   25,319           146      25,319           146
                                                        ----------                          ---------                ----------
                                                               299                                492                       791
                                                        ----------                          ---------                ----------

Belgium - (0.60%)
DEXIA                                       19,350             278                                         19,350           278
FORTIS                                       8,110             210                                          8,110           210
INTERBREW                                                                         4,666           128       4,666           128
UCB                                          1,180              48                  400            16       1,580            64
                                                        ----------                          ---------                ----------
                                                               536                                144                       680
                                                        ----------                          ---------                ----------

Canada - (1.0%)
ALCAN INC                                   11,292             405                                         11,292           405
INCO LTD                                    17,800             302                                         17,800           302
LOBLAW COS LTD                                                                      700            23         700            23
NORTEL NETWORKS CORP                                                                  2                         2
ROYAL BK CDA MONTREAL QUE                   12,280             400                                         12,280           400
                                                        ----------                          ---------                ----------
                                                             1,107                                 23                     1,130
                                                        ----------                          ---------                ----------

Denmark - (0.29%)
GROUP 4 FALCK                                                                       403            45         403            45
NOVO NORDISK AS                              2,000              82                  300            12       2,300            94
TDC A/S                                      5,389             192                                          5,389           192
                                                        ----------                          ---------                ----------
                                                               274                                 57                       331
                                                        ----------                          ---------                ----------

Egypt - (0.11%)
MOBINIL                                     16,489             120                                         16,489           120
                                                        ----------                                                   ----------

Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete of all securities owned by the V.S.T. International Opportunities Fund and the V.S.T. International Opportunities B Fund, combined on December 31, 2001.

                              -----------------------------------------------------------------------------------------------------
                               John Hancock V.S.T. International    John Hancock V.S.T. International             Combined
                                    Opportunities Fund                   Opportunities B Fund                    (Unaudited)
                              -----------------------------------------------------------------------------------------------------
                                         NUMBER OF   MARKET VALUE               NUMBER OF   MARKET VALUE   NUMBER OF   MARKET VALUE
                              INTEREST   SHARES OR      (000'S     INTEREST     SHARES OR     (000'S       SHARES OR     (000'S
                                RATE     WARRANTS      OMITTED)      RATE        WARRANTS     OMITTED)     WARRANTS      OMITTED)
                              ---------------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------

Finland - (1.99%)
NOKIA (AB) OY                              56,264        $  1,450                  22,451      $   579        78,715     $  2,029
SONERA OYJ                                 43,950             223                                             43,950          223
STORA ENSO OYJ                                                                        800           10           800           10
                                                         --------                              --------                  --------
                                                            1,673                                  589                      2,262
                                                         --------                              --------                  --------


France - (12.41%)
ALCATEL                                                                             3,059           52         3,059           52
ALTRAN TECHNOLOGIES                         1,450              66                                              1,450           66
AXA                                        29,400             614                     768           16        30,168          630
BNP PARIBAS                                13,070           1,169                     594           53        13,664        1,222
CAP GEMINI                                  2,146             155                                              2,146          155
CASTORAMADUBOIS                                                                     2,055          106         2,055          106
CIE DE STGOBAIN                             3,400             513                                              3,400          513
DANONE                                      1,890             231                                              1,890          231
EADS(EUROAERO                                                                      12,119          147        12,119          147
EQUANT NV                                   1,905              23                                              1,905           23
HERMES INTL                                 1,742             268                                              1,742          268
LAFARGE                                       947              88                   6,087          568         7,034          656
LOREAL                                        841              61                     200           14         1,041           75
LVMH MOETHENNESSY                           1,910              78                                              1,910           78
ORANGE SA                                  31,090             282                                             31,090          282
PERNOD RICARD                                                                       1,005           78         1,005           78
PIN PRINTEMPS REDO                            639              82                                                639           82
Rhone-Poulenc SA                           18,509           1,314                     300           21        18,809        1,335
SANOFI SYNTHELABO                          18,610           1,388                     300           22        18,910        1,410
SCHNEIDERELECTRIC                          11,145             536                   7,375          355        18,520          891
SOC GENERALE                                3,992             223                                              3,992          223
SODEXHO ALLIANCE                           17,534             749                                             17,534          749
STMICROELECTRONICS                         12,195             391                     300           10        12,495          401
TF1 TV FRANCAISE                           18,790             475                                             18,790          475
TOTAL FINA ELF                             15,390           2,197                   6,591          941        21,981        3,138
VIVENDI UNIVERSAL                          10,613             581                   4,063          223        14,676          804
                                                         --------                              -------                   --------
                                                           11,484                                2,606                     14,090
                                                         --------                              -------                   --------

Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete of all securities owned by the V.S.T. International Opportunities Fund and the V.S.T. International Opportunities B Fund, combined on December 31, 2001.

                              -----------------------------------------------------------------------------------------------------
                               John Hancock V.S.T. International    John Hancock V.S.T. International             Combined
                                    Opportunities Fund                   Opportunities B Fund                    (Unaudited)
                              -----------------------------------------------------------------------------------------------------
                                         NUMBER OF   MARKET VALUE               NUMBER OF   MARKET VALUE   NUMBER OF   MARKET VALUE
                              INTEREST   SHARES OR      (000'S     INTEREST     SHARES OR     (000'S       SHARES OR     (000'S
                                RATE     WARRANTS      OMITTED)      RATE        WARRANTS     OMITTED)     WARRANTS      OMITTED)
                              -----------------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------

Germany - (4.32%)
ALLIANZ AG                                   3,238     $   767                       189        $    45       3,427       $    812
AVENTIS SA                                   2,688         187                                                2,688            187
BASF AG                                                                              400             15         400             15
BAYER AG                                     4,365         139                                                4,365            139
BAYER HYPO VEREINS                           2,788          85                                                2,788             85
BAYERISCHE MOTOREN WERKE AG                                                       16,886            589      16,886            589
DEUTSCHE BANK AG                             5,841         413                       398             28       6,239            441
DEUTSCHE TELEKOM                             2,945          51                                                2,945             51
E ON AG                                      6,922         359                       400             21       7,322            380
FRESENIUSMEDICAL                                                                     300             19         300             19
GEHE AG                                      7,739         300                                                7,739            300
INFINEON TECHNOLOGIES AG                                                             700             14         700             14
LUFTHANSAAG                                                                          900             12         900             12
MUNCHENERRUCKVERS                                                                  2,499            678       2,499            678
RHON KLINIKUM AG                             2,320         120                                                2,320            120
SAP AG                                       3,510         457                     2,782            362       6,292            819
SIEMENS AG NPV (REGD)                        2,332         154                     1,288             85       3,620            239
                                                       -------                                 --------                   --------
                                                         3,032                                    1,868                      4,900
                                                       -------                                 --------                   --------

Greece - (0.23%)
OTE (HELLENIC TLCM)                         16,290         265                                                16,290           265
                                                       -------                                                            --------

Hong Kong - (2.22%)
CHEUNG KONG(HLDGS)                          56,000         582                                                56,000           582
CHINA UNICOM                                70,000          77                                                70,000            77
CLP HOLDINGS                                                                       2,500             10        2,500            10
HANG SENGBANK                                                                     22,600            249       22,600           249
HENDERSONLAND DEV                           58,000         264                                                58,000           264
HONG KONGELECTRIC                                                                  7,000             26        7,000            26
HSBC HLDGS                                  22,000         257                                                22,000           257
HUTCHISONWHAMPOA                            56,900         551                    39,700            384       96,600           935
LI + FUNG                                   16,000          18                                                16,000            18
SUN HUNG KAI PROPS                          12,000          97                     1,000              8       13,000           105
                                                       -------                                 --------                   --------
                                                         1,846                                      677                      2,523
                                                       -------                                 --------                   --------

Schedule of Investments
December 31, 2001

The Schedule of Investments is a complete list of all securities owned by the V.S.T. International Opportunities Fund and the V.S.T. Opportunities B Fund, combined on December 21, 2001.

                                    ----------------------------------------------------------------------------------------------
                                     John Hancock V.S.T. International  John Hancock V.S.T. International         Combined
                                            Opportunities Fund                Opportunities B Fund               (Unaudited)
                                    ----------------------------------------------------------------------------------------------
                                               NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                     INTEREST  SHARES OR     (000'S     INTEREST  SHARES OR     (000'S     SHARES OR     (000'S
                                       RATE    WARRANTS     OMITTED)      RATE    WARRANTS     OMITTED)    WARRANTS     OMITTED)
                                    ----------------------------------------------------------------------------------------------
ISSUER DESCRIPTION
------------------
Hungary - (0.14%)
RICHTER GEDEON VEG                                2,850     $    156                                         2,850      $    156
                                                            --------                                                    --------

India - (0.61%)
GTL LTD                                           3,000            8                                         3,000             8
HDFC BANK                                        25,000          117                                        25,000           117
HINDUSTANLEVER                                   79,000          366                                        79,000           366
ICICI LTD                                        58,000           53                                        58,000            53
RELIANCE INDS                                    23,000          146                                        23,000           146
                                                            --------                                                    --------
                                                                 690                                                         690
                                                            --------                                                    --------


Ireland - (0.01%)
BK OF IRELAND                                                                         900      $      8        900             8
                                                                                               --------                 --------

Italy - (5.51%)
ALLEANZA ASSICURAZ                               44,650          491                                        44,650           491
ASSIC GENERALI                                    6,280          174                                         6,280           174
AUTOSTRADE SPA                                                                      2,400            17      2,400            17
BCA NAZ DEL LAVORO                                                                  3,700             7      3,700             7
BIPOP CARIRE                                     32,500           54                                        32,500            54
ENI                                              67,572          847                2,900            36     70,472           883
INTESASBCI                                      343,613          860                                       343,613           860
MEDIASET                                         10,000           73               48,800           357     58,800           430
MEDIOLANUM                                       20,815          188                                        20,815           188
OLIVETTI SPA                                     95,708          123                                        95,708           123
SAN PAOLOIMI SPA                                  4,858           52                                         4,858            52
SNAM RETEGAS                                                                      102,700           272    102,700           272
TELECOM ITALIA SPA                               56,800          485               27,483           235     84,283           720
TIM SPA                                         150,220          838               11,500            64    161,720           902
UNICREDITO ITALIAN                              165,883          666              102,500           411    268,383         1,077
                                                            --------                           --------                 --------
                                                               4,851                              1,399                    6,250
                                                            --------                           --------                 --------

Schedule of Investments
December 31, 2001

The Schedule of Investments is a complete list of all securities owned by the V.S.T. International Opportunities Fund and the V.S.T. Opportunities B Fund, combined on December 21, 2001.

                                    ----------------------------------------------------------------------------------------------
                                     John Hancock V.S.T. International  John Hancock V.S.T. International         Combined
                                            Opportunities Fund                Opportunities B Fund               (Unaudited)
                                    ----------------------------------------------------------------------------------------------
                                               NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                     INTEREST  SHARES OR     (000'S     INTEREST  SHARES OR     (000'S     SHARES OR     (000'S
                                       RATE    WARRANTS     OMITTED)      RATE    WARRANTS     OMITTED)    WARRANTS     OMITTED)
                                    ----------------------------------------------------------------------------------------------
ISSUER DESCRIPTION
------------------
Japan - (13.38%)
AIFUL CORP                                       1,000     $      65                                         1,000      $     65
BANDAI CO                                                                           4,000     $     121      4,000           121
BANYU PHARM                                                                        16,000           238     16,000           238
C+S CO LTD  (Circle K Japan)                                                        9,400           243      9,400           243
CANON INC                                       30,000         1,033                9,000           310     39,000         1,343
DAIWA SECURITIES GROUP INC                                                         40,000           210     40,000           210
FANUC                                            5,200           221                                         5,200           221
FUJI PHOTO FILM CO                                                                  6,000           214      6,000           214
FUJI TELEVISION NETWORK INC                         48           194                                            48           194
FUJISAWA PHARM CO                               17,000           392                                        17,000           392
HONDA MOTOR CO                                                                     13,900           555     13,900           555
HOYA CORP                                                                           2,000           120      2,000           120
ISETAN CO                                                                           9,000            92      9,000            92
ITO YOKADO CO                                    5,000           226                                         5,000           226
JAPAN AIRLINES CO                                                                   3,000             7      3,000             7
KAO CORP                                         8,000           166               13,000           270     21,000           436
KEYENCE CORP                                                                        1,300           216      1,300           216
KOKUYO CO                                        8,000            67                                         8,000            67
KYOCERA CORP                                     3,800           248                                         3,800           248
MARUI CO                                        26,000           308                                        26,000           308
MATSUSHITA COMM                                  2,000            54                                         2,000            54
MATSUSHITA ELC IND                              43,000           552                                        43,000           552
MITSUI FUDOSAN CO                               44,000           336                                        44,000           336
MITSUI OSK LINES                                                                   31,000            62     31,000            62
MITSUI SUMITOMO INSURANCE CO                                                       46,000           216     46,000           216
MIZUHO HLDGS                                       155           316                    8            16        163           332
MURATA MFG CO                                    6,100           366                  300            18      6,400           384
NEC CORP                                        17,000           173                1,000            10     18,000           183
NGK INSULATORS                                                                     22,000           163     22,000           163
NINTENDO CO                                                                           100            18        100            18
NIPPON STEEL CORP                                                                  12,000            17     12,000            17
NIPPON TEL+TEL CP                                   65           212                    6            20         71           232
NOMURA HOLDINGS                                 52,000           667                1,000            13     53,000           680
NTT DOCOMO                                          51           600                                            51           600
RICOH CO                                                                           16,000           298     16,000           298
SANKYO CO                                       13,000           223                                        13,000           223
SANTEN PHARM CO                                                                     3,000            34      3,000            34
SANYO ELECTRIC CO                                                                   7,000            33      7,000            33
SECOM CO                                                                              500            25        500            25
SEVEN ELEVEN JAPAN                               9,000           328                                         9,000           328
SHARP CORP                                                                         16,000           187     16,000           187

Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.S.T. International Opportunities Fund and the V.S.T. International Opportunties B Fund, combined on December 31, 2001.

                           --------------------------------------------------------------------------------------------------
                           John Hancock V.S.T. International    John Hancock V.S.T. International           Combined
                                  Opportunites Fund                      Opportunites B Fund               (Unaudited)
                           --------------------------------------------------------------------------------------------------
                                      NUMBER OF  MARKET VALUE              NUMBER OF  MARKET VALUE    NUMBER OF  MARKET VALUE
                            INTEREST  SHARES OR     (000's       INTEREST  SHARES OR     (000's       SHARES OR     (000's
                              RATE    WARRANTS     OMITTED)        RATE    WARRANTS     OMITTED)      WARRANTS     OMITTED)
                           --------------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
SHIN ETSUCHEM CO                          8,400     $    302                  6,100     $    219       14,500     $   521
SHISEIDO CO                              18,000          166                                           18,000         166
SKYLARK CO                                                                    6,000          101        6,000         101
SMC CORP                                                                        600           61          600          61
SONY CORP                                17,000          777                    400           18       17,400         795
SUMITOMO CORP                            38,000          174                  1,000            5       39,000         179
SUMITOMO MITSUI                          56,000          237                  3,000           13       59,000         250
SUMITOMO TRUST+BKG                                                           22,000           89       22,000          89
SUZUKI MOTOR CORP                                                             2,000           22        2,000          22
TAISHO PHARM CO                                                              16,000          252       16,000         252
TAKEDA CHEM INDS                                                             17,000          769       17,000         769
TOKYO ELEC POWER                                                              5,800          124        5,800         124
TOKYO ELECTRON                                                                  200           10          200          10
TOKYO GASCO                                                                  80,000          214       80,000         214
TOPPAN FORMS                                                                 10,900          183       10,900         183
TOSHIBA CORP                             38,000          131                                           38,000         131
TOYOTA MOTOR CORP                         4,400          112                  8,100          205       12,500         317
UFJ HLDGS                                    33           73                      5           11           38          84
YAMANOUCHI PHARM                         15,000          396                                           15,000         396
YOSHINOYAD+C CO                                                                  33           46           33          46
                                                    --------                            --------                  -------
                                                       9,115                               6,068                   15,183
                                                    --------                            --------                  -------


Luxembourg - (0.07%)
SES GLOBAL                                7,670           84                                            7,670          84
                                                    --------                                                      -------


Malaysia - (0.38%)
MALAYAN BK BHD                          103,800          226                                          103,800         226
RESORTS WORLD BHD                       129,000          209                                          129,000         209
                                                    --------                                                      -------
                                                         435                                                          435
                                                    --------                                                      -------


Mexico - (0.53%)
FOMENTO ECON MEXICO                      91,000          308                                           91,000         308
WALMART DE MEXICO                       108,600          297                                          108,600         297
                                                    --------                                                      -------
                                                         605                                                          605
                                                    --------                                                      -------

Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.S.T. International Opportunities Fund and the V.S.T. International Opportunties B Fund, combined on December 31, 2001.

                           ------------------------------------------------------------------------------------------------
                           John Hancock V.S.T. International     John Hancock V.S.T. International         Combined
                                  Opportunites Fund                      Opportunites B Fund              (Unaudited)
                           ------------------------------------------------------------------------------------------------
                                      NUMBER OF  MARKET VALUE              NUMBER OF  MARKET VALUE   NUMBER OF  MARKET VALUE
                            INTEREST  SHARES OR     (000's       INTEREST  SHARES OR     (000's      SHARES OR     (000's
                              RATE    WARRANTS     OMITTED)        RATE    WARRANTS     OMITTED)     WARRANTS     OMITTED)
                           ------------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------

Netherlands - (7.05%)
AEGON NV                                                                        662     $     18         662     $    18
AHOLD (KON) NV                            8,800     $    256                                 256       8,800         256
AKZO NOBEL NV                             1,390           62                    530           24       1,920          86
ASML HOLDING NV                          26,180          455                  8,714          151      34,894         606
ELSEVIER NV                              22,190          262                                          22,190         262
FORTIS                                   19,010          493                  1,100           29      20,110         522
GUCCI GROUP NV                                                                2,691          229       2,691         229
ING GROEPNV                              60,020        1,530                 16,880          430      76,900       1,960
KON KPN NV                               46,100          234                                          46,100         234
PHILIPS ELECTRONICS NV                   46,739        1,389                  1,329           39      48,068       1,428
ROYAL DUTCH PETROL                       12,500          633                    503           25      13,003         658
UNILEVER NV                                                                   1,836          108       1,836         108
VNU NV                                   29,790          915                 10,576          325      40,366       1,240
WOLTERS KLUWER                           17,225          393                                          17,225         393
                                                    --------                            --------                 -------
                                                       6,622                               1,378                   8,000
                                                    --------                            --------                 -------


Norway - (0.30%)
ORKLA ASA                                16,750          284                                          16,750         284
STATOIL ASA                               8,950           61                                           8,950          61
                                                    --------                                                     -------
                                                         345                                                         345
                                                    --------                                                     -------


Portugal - (0.30%)
ELEC DE PORTUGAL                                                             17,717           38      17,717          38
JERONIMO MARTINS SGPS                     9,583           79                                           9,583          79
PORTUGAL TCOM SGPS                       27,134          211                                          27,134         211
PORTUGAL TCOM SGPS                                                            1,900           15       1,900          15
                                                    --------                            --------                 -------
                                                         290                                  53                     343
                                                    --------                            --------                 -------


Singapore - (0.68%)
SINGAPOREPRESS HD                         8,000           94                                           8,000          94
SINGAPORETECH ENG                                                             9,000           11       9,000          11
SINGAPORETELECOMM                                                            11,000           11      11,000          11
UNITED O/SEAS BANK                       94,072          647                  1,000            7      95,072         654
                                                    --------                            --------                 -------
                                                         741                                  29                     770
                                                    --------                            --------                 -------

Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.S.T. International Opportunities Fund and the V.S.T. International Opportunties B Fund, combined on December 31, 2001.

                           -------------------------------------------------------------------------------------------------
                           John Hancock V.S.T. International    John Hancock V.S.T. International       Combined
                                  Opportunites Fund                      Opportunites B Fund           (Unaudited)
                           -------------------------------------------------------------------------------------------------
                                      NUMBER OF  MARKET VALUE              NUMBER OF  MARKET VALUE   NUMBER OF  MARKET VALUE
                            INTEREST  SHARES OR     (000's       INTEREST  SHARES OR     (000's      SHARES OR     (000's
                              RATE    WARRANTS     OMITTED)        RATE    WARRANTS     OMITTED)     WARRANTS     OMITTED)
                           -------------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------

South Africa - (0.22%)
NEDCOR LTD                               23,600     $     244                                           23,600      $    244
                                                    ---------                                                       --------



South Korea - (1.61%)
KOOKMIN BANK                              7,420           283                                            7,420           283
SAMSUNG ELECTRONIC                        4,000           853                                            4,000           853
SHINHAN FINANCIAL                        16,800           225                                           16,800           225
SK TELECOM                                2,300           471                                            2,300           471
                                                    ---------                                                       --------
                                                        1,832                                                          1,832
                                                    ---------                                                       --------


Spain - (2.88%)
ACERINOX SA                                                                    4,565      $    152       4,565           152
BBVA (BILB VIZ ARG)                      49,290           610                  9,272           115      58,562           725
BCO POPULAR ESP                                                                  600            20         600            20
BCO SANT CENT HISP                       64,160           537                 10,471            88      74,631           625
ENDESA S.A.                              20,382           319                                           20,382           319
INDITEX                                                                       16,905           322      16,905           322
REPSOL YPF SA)                           10,115           147                                           10,115           147
TELEFONICA SA                            49,394           661                 22,553           302      71,947           963
                                                    ---------                             --------                  --------
                                                        2,274                                  999                     3,273
                                                    ---------                             --------                  --------


Sweeden - (3.09%)
ELECTROLUX AB                            15,910           238                                           15,910           238
ERICSSON (LM) TEL                        94,440           515                 17,614            96     112,054           611
HENNES + MAURITZ                         22,460           467                                           22,460           467
NORDEA                                   61,620           327                                           61,620           327
SANDVIK AB                                3,220            69                                            3,220            69
SECURITAS                                67,328         1,282                 10,644           203      77,972         1,485
SKANDIA FORSAKRING                                                            40,795           296      40,795           296
SVENSKA HANDELSBANKEN SERIES A                                                   800            12         800            12
                                                    ---------                             --------                  --------
                                                        2,898                                  607                     3,505
                                                    ---------                             --------                  --------

Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.S.T. International Opportunities Fund and the V.S.T. International Opportunties B Fund, combined on December 31, 2001.

                           -------------------------------------------------------------------------------------------------
                           John Hancock V.S.T. International    John Hancock V.S.T. International       Combined
                                  Opportunites Fund                      Opportunites B Fund           (Unaudited)
                           -------------------------------------------------------------------------------------------------
                                      NUMBER OF  MARKET VALUE              NUMBER OF  MARKET VALUE   NUMBER OF  MARKET VALUE
                            INTEREST  SHARES OR     (000's       INTEREST  SHARES OR     (000's      SHARES OR     (000's
                              RATE    WARRANTS     OMITTED)        RATE    WARRANTS     OMITTED)     WARRANTS     OMITTED)
                           -------------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Switzerland - (6.52%)
ADECCO SA                                20,700     $   1,126                  5,405      $    294      26,105      $  1,420
CONVERUIMHLDGS                                                                 7,057           343       7,057           343
CREDIT SUISSE GRP                         4,800           205                    400            17       5,200           222
NESTLE SA                                 7,920         1,689                  4,207           897      12,127         2,586
NOVARTIS AG                                                                   18,978           686      18,978           686
ROCHE HOLDINGS AG                         6,100           435                  2,825           202       8,925           637
SWISS REINSURANCE                           920            93                  1,957           197       2,877           290
SYNGENTA AG                                                                    1,396            72       1,396            72
UBS AG                                   19,266           973                  3,299           167      22,565         1,140
                                                    ---------                             --------                  --------
                                                        4,521                                2,875                     7,396
                                                    ---------                             --------                  --------


Taiwan - (1.38%)
ASUSTEK COMPUTER                         49,000           215                                           49,000           215
COMPAL ELECTRONIC                       161,000           204                                          161,000           204
HON HAI PRECISION                        44,000           201                                           44,000           201
TAIWAN SEMICONDUCT                      255,400           639                                          255,400           639
UNITED MICRO ELEC                       213,000           311                                          213,000           311
                                                    ---------                                                       --------
                                                        1,570                                                          1,570
                                                    ---------                                                       --------


United Kingdom - (25.96%)
ABBEY NATIONAL                           18,386           262                  4,523            64      22,909           326
ALLIED IRISH BANKS                                                             1,600            18       1,600            18
AMVESCAP                                                                      22,709           327      22,709           327
ARM HLDGS                                                                     36,332           190      36,332           190
ASTRAZENECA                              21,211           955                    281            13      21,492           968
AUTONOMY CORP                             1,500             7                                            1,500             7
BAA                                                                           18,794           150      18,794           150
BARCLAYS                                                                      20,895           691      20,895           691
BG GROUP                                 16,019            65                  5,300            22      21,319            87
BK OF IRELAND                                                                 72,098           682      72,098           682
BP PLC                                   85,000           660                 51,816           402     136,816         1,062
BRAMBLES INDUSTRIE                       66,020           326                                           66,020           326
BRITISH SKY BROADCAST                                                         20,074           221      20,074           221
CABLE + WIRELESS                         41,270           198                                           41,270           198

Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete of all securities owned by the V.S.T. International Opportunities Fund and the V.S.T. International Opportunities B Fund, combined on December 31, 2001

                              -----------------------------------------------------------------------------------------------------
                               John Hancock V.S.T. International    John Hancock V.S.T. International             Combined
                                    Opportunities Fund                   Opportunities B Fund                    (Unaudited)
                              -----------------------------------------------------------------------------------------------------
                                         NUMBER OF   MARKET VALUE               NUMBER OF   MARKET VALUE   NUMBER OF   MARKET VALUE
                              INTEREST   SHARES OR      (000'S     INTEREST     SHARES OR     (000'S       SHARES OR     (000'S
                                RATE     WARRANTS      OMITTED)      RATE        WARRANTS     OMITTED)     WARRANTS      OMITTED)
                              -----------------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
CADBURY SCHWEPPES                         66,477       $   423                                               66,477      $   423
CELLTECH GROUP                            21,473           273                                               21,473          273
CENTRICA                                  36,200           117                      6,440      $   21        42,640          138
COMPASS GROUP                            171,730         1,286                        900           7       172,630        1,293
DIAGEO                                    81,912           935                      4,629          53        86,541          988
DIMENSIONDATA HLDGS PLC                   12,500            15                                               12,500           15
DS SMITH PLC                              18,000            41                                               18,000           41
ELECTROCOMPONENTS                         49,520           386                                               49,520          386
EXEL                                                                               23,492         268        23,492          268
FRIENDS PROVIDENT                         21,930            64                                               21,930           64
GKN                                        5,000            19                                                5,000           19
GLAXOSMITHKLINE                          129,681         3,249                     33,356         836       163,037        4,085
GRANADA PLC                              187,576           391                                              187,576          391
GUS PLC                                                                             2,100          20         2,100           20
HAYS                                      93,116           282                                               93,116          282
HILTON GROUP                              23,000            71                                               23,000           71
HSBC HLDGS                                                                          2,105          25         2,105           25
INTERNATIONAL POWER                                                               126,758         373       126,758          373
INVENSYS                                                                            4,400           8         4,400            8
KINGFISHER                                49,116           286                                               49,116          286
LATTICE GROUP                             45,322           103                                               45,322          103
LEGAL + GENERAL GP                                                                 18,952          44        18,952           44
LLOYDS TSB GROUP                                                                    2,100          23         2,100           23
MAN GROUP                                                                             300           5           300            5
MARKS + SPENCER                                                                     3,500          18         3,500           18
NATIONAL GRID GRP                                                                   5,407          34         5,407           34
P+O PRINCESS CRUIS                                                                 42,505         247        42,505          247
RECKITT BENCKISER PLC                      2,000            29                     14,640         213        16,640          242
REED INTERNATIONAL                       217,000         1,798                                              217,000        1,798
RENTOKIL INITIAL                                                                    6,200          25         6,200           25
RIO TINTO                                 46,989           899                                               46,989          899
ROYAL BK SCOT GRP                         78,532         1,909                      1,963          48        80,495        1,957
SAINSBURY(J)                              48,640           259                                               48,640          259

Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete of all securities owned by the V.S.T. International Opportunities Fund and the V.S.T. International Opportunities B Fund, combined on December 31, 2001.

                              -----------------------------------------------------------------------------------------------------
                               John Hancock V.S.T. International    John Hancock V.S.T. International             Combined
                                    Opportunities Fund                   Opportunities B Fund                    (Unaudited)
                              -----------------------------------------------------------------------------------------------------
                                         NUMBER OF   MARKET VALUE               NUMBER OF   MARKET VALUE   NUMBER OF   MARKET VALUE
                              INTEREST   SHARES OR      (000'S     INTEREST     SHARES OR     (000'S       SHARES OR     (000'S
                                RATE     WARRANTS      OMITTED)      RATE        WARRANTS     OMITTED)     WARRANTS      OMITTED)
                              ---------------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
SCOT + SOUTHERN EN                                                                  5,246     $      46        5,246      $    46
SHELL TRNSPT+TRDG                         219,084      $ 1,503                     20,284           139      239,368        1,642
SHIRE PHARMA GROUP                                                                  1,200            15        1,200           15
SIX CONTINENTS PLC (Bass PLC)                                                      30,692           303       30,692          303
SMITHS GROUP                                                                       43,181           425       43,181          425
STANDARD CHARTERED                         24,600          293                                                24,600          293
TESCO                                     128,030          464                    175,045           634      303,075        1,098
TOMKINS                                   119,506          368                                               119,506          368
UNILEVER                                   63,148          518                      2,000            16       65,148          534
UTD BUSINESS MEDIA                         12,193           85                                                12,193           85
VODAFONE GROUP                            770,844        2,014                    413,431         1,080    1,184,275        3,094
WOOLWORTHS GROUP                           54,028           37                                                54,028           37
WPP GROUP                                 106,200        1,174                                               106,200        1,174
                                                     ---------                                ---------                 ---------
                                                        21,764                                    7,706                    29,470
                                                     ---------                                ---------                 ---------

United States - (4.36%)
AMERICA MOVIL S A DEC V - ADR              15,600          304                                                15,600          304
CELESTICAINC                               12,470          504                                                12,470          504
CHECK POINT SOFTWARE                        1,857           74                                                 1,857           74
COCA COLAFEMSA S A CV - ADR                10,000          201                                                10,000          201
COMPANHIABRASILEIRA DE DISTR - ADR         17,800          392                                                17,800          392
COMPANHIAVALE DO RIO DOCE - ADR             9,969          235                                                 9,969          235
ELAN PLC - ADR                                                                      5,400           243        5,400          243
EMBRAER EMPRESA BRASILEIRA DE               7,000          155                                                 7,000          155
ERICSSON L M TEL CO - ADR                                                           2,400            12        2,400           12
FLEXTRONICS INTERNATIONAL                   8,084          194                                                 8,084          194
GLAXOSMITHKLINE PLC - ADR                                                           2,300           115        2,300          115
GRUPO IUSACELL S A DE C V NEW - ADR         9,000           36                                                 9,000           36
GRUPO TELEVISION SA DE CV                   6,923          299                                                 6,923          299
ICICI LTD                                  28,064          168                                                28,064          168
KOREA TELECOM - ADR                        21,471          436                                                21,471          436
NOKIA CORP - ADR                                                                      800            20          800           20
OIL CO LUKOIL - ADR                         2,730          134                                                 2,730          134
ORBOTECH LTD                                8,300          259                                                 8,300          259
POHANG IRON + STEEL LTD - ADR              15,503          357                                                15,503          357
SAMSUNG ELECTRS LTD                                                                   200            23          200           23
SAP AKTIENGESELLSCHAFT - ADR                                                          500            16          500           16
SMARTFORCE PUB LTD CO - ADR                 6,166          153                                                 6,166          153
TALISMAN ENERGY INC                                                                   500            19          500           19

Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete of all securities owned by the V.S.T. International Opportunities Fund and the V.S.T. International Opportunities B Fund, combined on December 31, 2001.

                                     -----------------------------------------------------------------------------------------------
                                     John Hancock V.S.T. International   John Hancock V.S.T. International         Combined
                                           Opportunities Fund                    Opportunities B Fund             (Unaudited)
                                     -----------------------------------------------------------------------------------------------
                                               NUMBER OF  MARKET VALUE             NUMBER OF   MARKET VALUE  NUMBER OF  MARKET VALUE
                                     INTEREST  SHARES OR     (000'S     INTEREST   SHARES OR     (000'S      SHARES OR    (000'S
                                       RATE    WARRANTS     OMITTED)      RATE      WARRANTS     OMITTED)    WARRANTS     OMITTED)
                                     -----------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
TELEFONICA S A                                     5,269     $    211                                            5,269     $     211
TELEFONOSDE MEXICO S A - ADR                       2,891          101                                            2,891           101
TEVA PHARMACEUTICAL INDS LTD - ADR                 4,600          283                                            4,600           283
                                                            ---------                             --------                 ---------
                                                                4,496                                  448                     4,944
                                                            ---------                             --------                 ---------

     TOTAL COMMON STOCK - (98.85%)                             84,169                               28,026                   112,195
                                                            ---------                             --------                 ---------

PREFERRED STOCK
Australia - (0.46%)
NEWS CORPORATION                                  77,247          516                                           77,247           516
                                                            ---------                                                      ---------
Brazil - (0.43%)
PETROL BRASILEIROS                                22,292          493                                           22,292           493
                                                            ---------                                                      ---------

  TOTAL PREFERRED STOCK - (0.89%)                               1,009                                                          1,009
                                                            ---------                                                      ---------



WARRANTS
Armenia
MERRILYNINT LEP WRT INFOSYS (warrants)                                                  200             17         200            17
                                                                                                  --------                 ---------

  TOTAL WARRANTS - (0.02%)                                                                              17                        17
                                                                                                  --------                 ---------

                                               PAR VALUE                           PAR VALUE                 PAR VALUE
                                                (000's                              (000's                    (000's
                                               OMITTED)                            OMITTED)                  OMITTED)
                                               ---------                           ---------                 ---------
COMMERCIAL PAPER
Euro Time Deposit
3.0% due 01/02/02                              $    300           265                                         $    300           265
                                                            ---------                                                       --------

SHORT-TERM INVESTMENTS
Investment in joint trading account
2.055% due 01/02/02                    2.055%     1,688         1,688                                            1,688         1,688
                                                            ---------                                                       --------

Investment in a joint repurchase
agreement with Goldman Sachs & Co.,
1.778% due 01/02/02                                                        1.778%   $ 1,500       $ 1,500        1,500         1,500
                                                                                                  -------                   --------

TOTAL SHORT TERM INVESTMENTS (3.03%)                            1,953                               1,500                      3,453
                                                            ---------                             -------                   --------

Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete of all securities owned by the V.S.T. International Opportunities Fund and the V.S.T. International Opportunities B Fund, combined on December 31, 2001.

                                     -----------------------------------------------------------------------------------------------
                                     John Hancock V.S.T. International   John Hancock V.S.T. International         Combined
                                           Opportunities Fund                    Opportunities B Fund             (Unaudited)
                                     -----------------------------------------------------------------------------------------------
                                               NUMBER OF  MARKET VALUE             NUMBER OF   MARKET VALUE  NUMBER OF  MARKET VALUE
                                     INTEREST  SHARES OR     (000'S     INTEREST   SHARES OR     (000'S      SHARES OR    (000'S
                                       RATE    WARRANTS     OMITTED)      RATE      WARRANTS     OMITTED)    WARRANTS     OMITTED)
                                     -----------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------

       TOTAL INVESTMENTS (102.79%)                        $   87,131                             $  29,543               $  116,674
                                                          ----------                             ---------               -----------
OTHER ASSETS AND LIABILITIES,
NET (2.79%)                                                   (3,540)                                  372                   (3,168)
                                                          ----------                             ---------               -----------
       TOTAL NET ASSETS (100.00%)                         $   83,591                             $  29,915               $  113,506
                                                          ==========                             =========               ===========

NOTES TO THE SCHEDULE OF INVESTMENTS

ADR - American Depository Receipts

The percentage shown for each investment category is the total value of that category as a percentage of the combined net assets of the Funds.